GOODWILL AND INTANGIBLE ASSETS - Summary of Changes in the Carrying Amounts of Goodwill (Parenthetical) (Detail) $ in Thousands	Dec. 31, 2021 USD ($)
Japan Ski Resort [Member]
Goodwill [Line Items]
Goodwill, Gross	$ 13,783
Goodwill, Accumulated Impairment Loss	13,783
Mocha Clubs [Member]
Goodwill [Line Items]
Goodwill, Gross	81,721
Goodwill, Accumulated Impairment Loss	$ 0